Schedule III - Real Estate and Accumulated Depreciation - Rollforward (Details) - USD ($) $ in Thousands	1 Months Ended	11 Months Ended	12 Months Ended
	Feb. 02, 2023	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2022	Sep. 30, 2025
Reconciliation of total real estate carrying value
Balance, beginning of year	$ 11,198,897	$ 11,236,730	$ 13,178,994	$ 9,936,320
Balance, beginning of year		12,725,295	13,178,994
Acquisitions	39,920	386,842	584,366	1,333,088
Improvements	2,532	130,787	102,933	135,781
Other	0	29,078	8,716	0
Provision for impairment of real estate	0	(17,853)	(21,862)	(16,050)
Other	(3,859)	0	(176,008)	(8,750)
Cost of real estate sold	(760)	(75,155)	(330,322)	(181,492)
Balance, end of year	11,236,730	13,178,994	13,346,817	11,198,897
Balance, end of year	12,725,295	13,178,994	13,346,817
Reconciliation of accumulated depreciation for the years ended:
Balance, beginning of year	(1,410,829)	(1,438,138)	(479,243)	(1,134,007)
Depreciation expense	(27,482)	(482,246)	(533,299)	(304,588)
Accumulated depreciation associated with real estate sold	173	3,003	15,779	19,016
Other	0	0	12,078	8,750
Balance, end of year	$ (1,438,138)	$ (479,243)	$ (984,685)	$ (1,410,829)
Buildings | Minimum [Member]
Reconciliation of accumulated depreciation for the years ended:
Estimated useful life			20 years		20 years
Buildings | Maximum [Member]
Reconciliation of accumulated depreciation for the years ended:
Estimated useful life			40 years		40 years
Land improvements | Minimum [Member]
Reconciliation of accumulated depreciation for the years ended:
Estimated useful life			10 years		10 years
Land improvements | Maximum [Member]
Reconciliation of accumulated depreciation for the years ended:
Estimated useful life			15 years		15 years